Performance Management - Dynamic Alpha Macro Fund	Oct. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s Institutional Class Shares inception. The Investor Class Shares of the Fund have not commenced operations. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Investor Class shares have similar annual returns to Investor Institutional Class shares because the classes are invested in the same portfolio of securities, however, the returns for Investor Class shares are lower than Institutional Class shares because Investor Class shares have higher expenses. Also, class specific annual and semi-annual Shareholder Reports, containing performance and portfolio holdings information are mailed to shareholders; and full financials and shareholder reports are made available to shareholders semi-annually upon request. Updated performance information and daily net asset value per share (“NAV”) is available at no cost by calling toll-free 1-833-462-6344.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Dynamic Alpha Macro Fund Institutional Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	17.00%	September 30, 2024
Worst Quarter	(7.30)%	December 31, 2024
The Fund’s Institutional Class year-to-date return as of September 30, 2025 was 22.55%.
Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return
Bar Chart, Year to Date Return	22.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.00%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.30%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Dynamic Alpha Fund	One Year	Since Inception(1)
Institutional Class Shares Return before taxes	18.37%	16.98%
Institutional Class Shares Return after taxes on distributions(2)	15.32%	14.73%
Institutional Class Shares Return after taxes on distributions and sale of Fund shares(2)	11.02%	12.15%
S&P 500 Total Return Index(3) (reflects no deduction for fees, expenses or taxes)	25.02%	20.87%
Barclay Global Macro Index(4) (reflects no deduction for taxes)	9.18%	8.56%

(1)	The Fund’s Institutional Class Shares commenced operations on July 31, 2023. The Fund’s Investor Class Shares have not commenced operations.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses, or taxes.

(4)	Barclay Global Macro Index is maintained by BarclayHedge, and measures the performance of hedge fund managers who take long and short positions across major capital and derivative markets worldwide. These positions are based on the managers’ views of macroeconomic trends and global events. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-833-462-6344